PREPAID EXPENSES, NET, OTHER CURRENT ASSETS, NET AND OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2023
Prepaid Expenses Net Other Current Assets Net And Other Assets Net
PREPAID EXPENSES, NET, OTHER CURRENT ASSETS, NET AND OTHER ASSETS, NET

NOTE 5 — PREPAID EXPENSES, NET, OTHER CURRENT ASSETS, NET AND OTHER ASSETS, NET

Prepaid expenses, net, other current assets, net, and other assets, net, consist of the following:

	December 31,	December 31,
	2023	2022
Prepaid expenses, net
Advances to construction and other vendors	271,572	296,049
Down payment made for real estate property and solar power plants purchase	69,811	298,391
Others	74,944	54,504
Subtotal	416,327	648,944
Less: allowance	(59,223)	(1,410)
Total prepaid expenses, net	357,104	647,534

Other current assets, net
Loan receivables	1,677	2,154
Consumption tax refund	93,481	32,073
Income tax receivable	103,798	80,991
Others	106,676	70,823
Subtotal	305,632	186,041
Less: allowance	(1,361)	(691)
Total other current assets, net	304,271	185,350

Other assets, net
Leasehold and other deposits	138,504	199,937
Deferred consumption tax	174,967	142,296
Deferred income tax assets, net	669,854	327,992
Life insurance policies	132,466	91,726
Long-term loan receivables	13,783	16,636
Down payment made for business combination	89,886	-
Asset retirement costs	19,702	26,683
Others	87,095	45,636
Subtotal	1,326,257	850,906
Less: allowance	(2,230)	(2,230)
Total other assets, net	1,324,027	848,676